Employee Benefit Plans and Postretirement Benefits	9 Months Ended
Sep. 30, 2014
Postemployment Benefits [Abstract]
Employee Benefit Plans and Postretirement Benefits

6. EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and nine months ended September 30, 2014 and 2013 (in millions):

	Pension		Healthcare		Other
	Three Months Ended September 30,		Three Months Ended September 30,		Three Months Ended September 30,
	2014	2013	2014	2013	2014	2013
Service cost	$7	$7	$2	$2	$4	$4
Interest cost	34	31	13	11	2	3
Expected return on assets	(38)	(41)	(2)	(1)	—	—
Amortization of:
Prior service credit	—	—	(3)	(3)	1	—
Actuarial loss (gain)	16	20	1	5	—	(1)

Net periodic benefit cost	$19	$17	$11	$14	$7	$6

	Pension		Healthcare		Other
	Nine Months Ended September 30,		Nine Months Ended September 30,		Three Months Ended September 30,
	2014	2013	2014	2013	2014	2013
Service cost	$20	$21	$6	$6	$13	$12
Interest cost	102	94	39	34	7	9
Expected return on assets	(114)	(123)	(6)	(4)	—	—
Amortization of:
Prior service credit	—	—	(9)	(9)	2	—
Actuarial loss (gain)	49	59	4	16	—	(3)

Net periodic benefit cost	$57	$51	$34	$43	$22	$18